[Letterhead of Greenberg Traurig, LLP]

VIA EDGAR

December 16, 2010

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Registration Statement on Form S-1

Ladies and Gentlemen:

On behalf of our client Bionovo, Inc., a Delaware corporation (the “Company”), we transmit herewith for filing with the Securities and Exchange Commission (the “Commission”) the Company’s Registration Statement on Form S-1. The Registration Statement relates to the registration of (i) $30 million of Units, consisting of (x) common stock of the Company, $0.0001 par value (the “Common Stock”) and (y) warrants to purchase Common Stock (the “Unit Warrants”), (ii) Common Stock issuable upon exercise of the Unit Warrants, (iii) warrants to purchase Common Stock issuable to the underwriter in this offering (the “Underwriter Warrants”) and (iv) Common Stock issuable upon exercise of the Underwriter Warrants.

Should the Staff of the Commission have any questions concerning the attached materials, please call me at (212) 801-6822 or Robert H. Cohen at (212) 801-6907.

Very truly yours,

/s/ Michael A. Adelstein
Michael A. Adelstein

cc: Thomas Chesterman
Bionovo, Inc.